Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development, net	$ 16,954	$ 14,083	$ 12,550
Marketing and business development expenses	1,614	887	549
General and administrative	7,704	3,590	5,265
Operating loss	26,272	18,560	18,364
Financial (income) expense, net	10,597	(11,655)	(24,281)
Net (profit) loss	36,869	6,905	(5,917)
Deemed dividend	2,114
Net loss attributable to Ordinary shares	$ 38,983	$ 6,905	$ (5,917)
Basic net (profit) loss per Ordinary share (in Dollars per share)	$ 4.48	$ 23.69	$ (0.16)
Diluted net loss per Ordinary share (in Dollars per share)	$ 4.48	$ 23.69	$ 0.86
Weighted average number of Ordinary shares used in computing basic net (profit) loss per share (in Shares)	9,582,405	562,451	561,113
Weighted average number of Ordinary shares used in computing diluted net loss per share (in Shares)	9,582,405	562,451	613,358